Consolidated Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated Statements of Operations
Schedule of gross revenue

Years ended December 31:	2019	2018	2017
Merchant banking products and services	$101,013	$124,059	$249,581
Interest	1,057	676	973
Dividends	—	168	—
Gain on securities, net	931	3,856	—
Other, including medical and real estate sectors	10,266	10,992	23,481
Revenue	$113,267	$139,751	$274,035

Schedule of group's costs of sales and services comprised

Years Ended December 31:	2019	2018	2017
Merchant banking products and services	$95,189	$119,552	$223,049
Market value (increase) decrease on commodity inventories	(160)	109	(400)
Write-down of inventories	1,822	—	—
(Gain) loss on derivative contracts, net	(122)	794	(1,934)
Loss on securities, net	—	—	619
(Gain) loss on dispositions of subsidiaries, net	(485)	(25,771)	10,219
Gains on settlements and derecognition of liabilities	(1,168)	(9,502)	(3,779)
Change in fair value of loan payable at FVTPL	979	167	—
Other, including medical and real estate sectors	2,264	9,188	11,889
Total costs of sales and services	$98,319	$94,537	$239,663

Credit losses, which were included in costs of sales and services in the years ended December 31, 2018 and 2017, were reclassified and shown separately on the current year’s consolidated statements of operations.

The Group's net gain on dispositions of subsidiaries comprised:

Years Ended December 31:	2,019	2,018	2,017
Net (liabilities) assets in excess of considerations received	$(485)	$(25,771)	$10,219
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	(1758)	672	(11306)
Gain on dispositions of subsidiaries, net (see Note 29)	$(2,243)	$(25,099)	$(1,087)

Schedule of Group's credit lossees

Years ended December 31:	2019	2018	2017
Credit losses on loans and receivables and guarantees, net of recoveries	$13,398	$34,985	$23,923

Schedule of costs of sales and services

Years ended December 31:	2019	2018	2017
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$72,414	$92,138	$206,644

Schedule of Gain on Disposition of subsidiaries

Years Ended December 31:	2,019	2,018	2,017
Net (liabilities) assets in excess of considerations received	$(485)	$(25,771)	$10,219
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	(1758)	672	(11306)
Gain on dispositions of subsidiaries, net (see Note 29)	$(2,243)	$(25,099)	$(1,087)

Schedule of selling, general and administrative expenses

As at December 31:	2019	2018	2017
Compensation (wages and salaries)	$6,762	$10,305	$16,369
Legal and professional	5,050	4,469	8,860
Accounting	1,965	1,784	1,979
Consulting and fees	2,365	4,276	5,506
Depreciation and amortization	502	254	1,640
Office	874	1,026	1,797
Reimbursement of expenses (net of recovery)	749	(1,579)	(2,387)
Other	4,306	5,830	11,708
	$22,573	$26,365	$45,472

Schedule of nature of expenses incurred in continuing operations

Years Ended December 31:	2019	2018	2017
Depreciation, amortization and depletion	$8,287	$5,712	$6,732
Employee benefits expenses*	13,727	18,403	21,016

*     Employee benefits expenses do not include the directors’ fees. For directors’ fees, see Note 26.